EXHIBIT 99.6

Clayton Waived Conditions Summary

Client Name:	Two Harbors
Client Project Name:	Two Harbors ABMT 2015-5
Start - End Dates:	12/2014-06/2015
Deal Loan Count:	398

Waived Conditions Summary

Report Run Date:	7/24/2015 11:16 AM

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Total				3

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